Net interest income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income were related to:
Interest income	kr 5,153	kr 3,896	kr 3,188
Interest expenses
Interest expenses excl. resolution fee	(3,445)	(2,020)	(1,339)
Resolution fee	(266)	(193)	(102)
Total interest expenses	(3,711)	(2,213)	(1,441)
Net interest income	1,442	1,683	1,747
Financial liabilities at fair value through profit or loss
Interest expenses
Total interest expenses	704	278	12
Derivative used for hedge accounting, liabilities
Interest expenses
Total interest expenses	106	1,479	2,452
Financial liabilities at amortized cost / Other financial liabilities
Interest expenses
Total interest expenses	(4,390)	(3,840)	(3,798)
Available-for-sale assets
Interest income were related to:
Interest income		426	292
Interest expenses
Total interest expenses		(93)	(46)
Financial assets at fair value through profit or loss
Interest income were related to:
Interest income	574	253	93
Interest expenses
Total interest expenses	(104)
Derivatives used for hedge accounting, assets
Interest income were related to:
Interest income	(261)	(253)	(379)
Financial assets at amortized cost
Interest income were related to:
Interest income	4,840	3,470	3,182
Interest expenses
Total interest expenses	(27)	(37)	(61)
Loans to credit institutions
Interest income were related to:
Interest income	1,475	789	546
Loans to the public
Interest income were related to:
Interest income	2,534	2,265	1,992
Loans in the form of interest-bearing securities
Interest income were related to:
Interest income	672	629	722
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income were related to:
Interest income	523	458	364
Derivatives
Interest income were related to:
Interest income	(210)	(372)	(552)
Administrative remuneration CIRR-system
Interest income were related to:
Interest income	157	125	116
Administrative remuneration for concessionary loans	2	2	2
Other assets
Interest income were related to:
Interest income	kr 2	kr 2	kr 0